Investments, Loans and Long-Term Receivables - Additional Information (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended									12 Months Ended								12 Months Ended								12 Months Ended						12 Months Ended		1 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2008	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Origin Energy [Member]	Dec. 31, 2011 Qatargas 3 [Member]	Dec. 31, 2011 Qatar Petroleum [Member]	Dec. 31, 2011 Mitsui [Member]	Dec. 31, 2011 Freeport LNG Development, L.P [Member]	Dec. 31, 2011 WRB Refining LP [Member]	Dec. 31, 2011 Non-affiliated company [Member]	Dec. 31, 2011 China Petrochemical Corporation (Sinopec) [Member]	Apr. 30, 2011 China Petrochemical Corporation (Sinopec) [Member] TonnesPerYear	Dec. 31, 2011 Australia Pacific LNG [Member]	Dec. 31, 2010 Australia Pacific LNG [Member]	Dec. 31, 2009 Australia Pacific LNG [Member]	Jan. 31, 2012 Australia Pacific LNG [Member]	Apr. 30, 2011 Australia Pacific LNG [Member]	Jan. 31, 2012 Australia Pacific LNG [Member] China Petrochemical Corporation (Sinopec) [Member] TonnesPerYear	Nov. 30, 2011 Australia Pacific LNG [Member] Japan-based Kansai Electric [Member] TonnesPerYear	Dec. 31, 2011 Australia Pacific Aplngs [Member]	Dec. 31, 2011 FCCL [Member]	Dec. 31, 2011 WRB Refining LP [Member]	Dec. 31, 2010 WRB Refining LP [Member]	Dec. 31, 2009 WRB Refining LP [Member]	Dec. 31, 2011 DCP Midstream LLC [Member]	Dec. 31, 2011 DCP Midstream LLC [Member] Origin Energy [Member]	Dec. 31, 2011 Chevron Phillips Chemical Company LLC [Member]	Dec. 31, 2011 Chevron Phillips Chemical Company LLC [Member] Origin Energy [Member]	Sep. 29, 2010 LUKOIL Investment [Member]	Jul. 28, 2010 LUKOIL Investment [Member]	Dec. 31, 2011 LUKOIL Investment [Member]	Dec. 31, 2010 LUKOIL Investment [Member]	Dec. 31, 2009 LUKOIL Investment [Member]	Sep. 26, 2010 LUKOIL Investment [Member]	Dec. 31, 2010 LUKOIL Investment [Member] Available-for-sale Securities [Member]	Dec. 31, 2011 Merey Sweeny, L.P. [Member]	Dec. 31, 2011 Qatar Liquefied Gas Company Limited 3 [Member]	Dec. 31, 2011 Qatar Liquefied Gas Company Limited 3 [Member] Origin Energy [Member]
Related Party Transaction [Line Items]
Ownership percentage in equity investment	50.00%									30.00%															42.50%	50.00%				50.00%		50.00%					2.25%	20.00%			50.00%	30.00%
Equity Interest of Others									42.50%		68.50%	1.50%				42.50%															68.50%		1.50%										15.00%
Undistributed earnings of affiliates	$ 2,814,000,000
Dividends received from affiliates	3,670,000,000	2,282,000,000		1,727,000,000
Supply of LNG, in metric tons per annum to Sinopec																	4,300,000
Number of years for LNG supply																						20 years
Gain on disposal of equity method investment		1,149,000,000																279,000,000																		360,000,000	1,749,000,000			437,000,000
Reduction in book value of investment																		795,000,000
Reduction in currency translation adjustment associated with investment																		516,000,000
Significant supply commitment minimum quantity committed																							3,300,000	1,000,000
Significant supply commitment minimum period committed																								20 years
Increased percentage of ownership in equity method investments after signing agreement									37.50%							25.00%									37.50%
Expected loss after-tax from dilution																					135,000,000
Equity investment	30,985,000,000	30,055,000,000								931,000,000								9,467,000,000								9,044,000,000	3,722,000,000			927,000,000		2,998,000,000
Equity method investment including cumulative translation effects	5,223,000,000	6,140,000,000		4,736,000,000		(240,000,000)												2,716,000,000
Estimated value of net assets																		2,380,000,000
Difference between estimated value and book value of equity method investment																		7,087,000,000									3,918,000,000
Amortizable portion of the basis difference in properties, plants and equipment																		5,192,000,000
Effect of amortization of difference between carrying amount and underlying equity on equity earnings																		17,000,000	5,000,000	4,000,000							185,000,000	243,000,000	209,000,000								155,000,000	157,000,000
Initial acquisition obligation to joint venture					7,500,000,000																					7,500,000,000
Period of amortization of basic difference in years																											26 years										22 years
Partner initial acquisition obligation to joint venture																											7,500,000,000
Loan/project financing to affiliated company										1,159,000,000			612,000,000
Percentage of interest in terminal and pipeline use agreement										12.40%
Multiple supply and purchase agreements term maximum																																99 years
Multiple supply and purchase agreements term minimum																																1 year
Repayment of fixed rate bonds on accelerated basis																																1,000,000,000
Cash proceeds																																		2,380,000,000	3,442,000,000	1,243,000,000	8,345,000,000			1,793,000,000
Number of shares held under equity method investment																																			163.4
Number of shares of equity method investment sold																																		42.5	64.6		151.0
Price per share of the share subsidiary would purchase under stock purchase and option agreement																																		$ 56.00	$ 53.25
Period of option to purchase remaining interest in company																																							60 days
Carrying value of share investment in LUKOIL		1,083,000,000	[1]																																		1,083,000,000
Closing price per share on London Stock Exchange		$ 56.50																																			$ 56.50
Gross unrealized gains on investment																																					247,000,000
Loan facilities of joint venture										4,000,000,000
Export credit agency commitment to joint venture										1,300,000,000
Commercial banks commitment to joint venture										1,500,000,000
Maximum exposure to Qatargas 3										1,200,000,000
Payments received on long-term loans														550,000,000	365,000,000
Loan guarantees of total refinancing															191,000,000
Fair value of investments re-measured on a recurring basis, valued at Level 1 of the fair value hierarchy							$ 336,000,000	$ 325,000,000
Additional equity method ownership interest acquired in Merey Sweeny Limited Partnership																																									50.00%

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.